Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Refund liability	[1]	¥ 143,744		¥ 133,066
Salary and welfare payables		122,815		113,189
Accrued marketing expenses		41,729		28,762
Advanced deposits	[2]	30,690		28,770
Other tax liabilities	[3]	26,969		39,497
Accrued service fees	[4]	15,888		13,176
Payables to educational institutions	[5]	10,686		23,149
Payables for leasehold improvement and intangible assets		1,108		4,436
Dividend payable				31,254
Other payables		16,062		21,040
Total		¥ 409,691	$ 57,703	¥ 436,339

[1]	Refund liability represented the tutoring fee collected by the Group which the Group estimates it will refund back to its customers as a result of its refund policy.
[2]	Advanced deposits primarily included down payments paid by prospective customers before contracts signing.
[3]	The balance represented accrued income tax payable and other tax liabilities in accordance with local tax laws.
[4]	The balance represented accrued expenses for outsourced service providers and other professional services.
[5]	The balance represented tuition fees collected from the students for their registrations with educational institutions.